CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 USD ($) $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000
Common Stock, Shares, Outstanding	2,116,191
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	10,000
Preferred Stock, Shares Outstanding	6,520
Preferred Stock, Shares Issued	6,520
Convertible Notes Payable [Member]
Debt Instrument, Unamortized Discount | $	$ 435,635